Contingent Liabilities	6 Months Ended
Jun. 30, 2021
Disclosure of contingent liabilities [text block] [Abstract]
CONTINGENT LIABILITIES

NOTE 8 - CONTINGENT LIABILITIES:

a.

Bright Data (formerly Luminati) action

On June 11, 2020, Bright Data Ltd. (formerly Luminati Networks Ltd.) filed an action alleging infringement of two patents and alleged trade secret misappropriation against NetNut. On November 8, 2021, the parties filed a joint motion to stay pending a settlement, in which NetNut will make no payment to Bright Data. The motion to stay was granted on November 9, 2021, while the parties finalize the settlement agreement. On June 18, 2021, Bright Data filed a second action against NetNut. Through an amended complaint filed on October 11, 2021, Bright Data asserts five patents and a false advertising claim. The case is in its early stage and is pending in the United States District Court for the Eastern District of Texas, Marshall Division. Management is of the opinion that no violation was made by NetNut with respect to the asserted patents. NetNut denies any wrongdoing or liability and intends to defend itself against this complaint. As such, no amounts have been accrued related to the outcome of such claims.

b.

Contingent consideration

NetNut’s contingent consideration

During the six-month period ended June 30, 2021, the Company paid a final amount of $915 thousand on behalf of the remaining contingent consideration liability. As of June 30, 2021, the Company has no liability in connection with NetNut’s contingent consideration.

Chi Cooked's contingent consideration

As of June 30, 2021, the fair value of the contingent consideration totaled to $250 thousand and was valued using the Monte Carlo method, with the following principal assumptions: Risk-free interest rate - 0.06%, expected term (in years) - 0.50 and expected volatility of revenue and variable expenses - 50.1%. As a result, during the six-month period ended June 30, 2021, the Company recorded a gain of $434 thousand as contingent consideration measurement.